CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Operating activities:
Net income (loss) attributable to Origin Agritech Limited	$ (226)	(1,434)	(23,079)	49,053
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3,082	19,541	23,307	21,712
Loss (gain) on disposal of plant and equipment	221	1,401	6,252	(26)
Gain on disposal of a land use right	(130)	(825)	0	0
Gain on disposal of an equity investment	0	0	0	(8,883)
Loss on disposal of Kunfeng’s assets	286	1,814	0	0
Loss on liquidation of a subsidiary	0	0	13,582	0
Impairment on receivables	637	4,038	1,872	0
Inventory write down	4,329	27,453	12,978	14,971
Deferred income tax assets	201	1,273	6,739	5,273
Non-controlling interests	(213)	(1,351)	10,298	17,298
Share-based compensation expense	525	3,327	4,638	4,868
Share of net income of equity investments	(636)	(4,030)	(1,616)	(9,370)
Changes in operating assets and liabilities:
Accounts receivable, net	(708)	(4,486)	1,560	(4,356)
Due from related parties	489	3,101	(76)	1,897
Advances to growers	(1,509)	(9,571)	(37,932)	(16,010)
Advances to suppliers	728	4,616	(8,432)	2,940
Inventories	(16,122)	(102,230)	15,175	45,783
Income tax recoverable	(1)	(4)	590	(1,020)
Other current assets	7,672	48,648	4	98
Other assets	2,270	14,394	(3,010)	3,193
Accounts payable	(112)	(709)	(3,220)	(5,137)
Due to growers	(574)	(3,643)	(34,239)	32,567
Due to related parties	164	1,041	984	(7,773)
Advances from customers	5,853	37,111	49,136	128,834
Deferred revenues	541	3,431	(3,299)	4,831
Income tax payable	0	0	4,113	4,414
Other long-term liabilities	3,439	21,810	(7,003)	9,426
Other payables and accrued expenses	2,838	17,997	8,135	4,020
Net cash provided by operating activities	13,044	82,713	37,457	298,604
Investing activities:
Dividends received	331	2,100	2,467	1,200
Purchase of plant and equipment	(16,435)	(104,214)	(56,332)	(15,839)
Liquidation of a subsidiary	0	0	(67,980)	0
Proceeds from disposal of an equity investment	0	0	0	50,000
Additional capital injection to an equity investment	0	0	(600)	0
Proceeds from disposal of land use right	180	1,140	0	0
Proceeds from disposal of plant and equipment	867	5,495	0	247
Deposits for purchase of acquired technology and land use rights	0	0	(1,280)	(39)
Deposits for purchase of plant and equipment	(6,919)	(43,874)	(11,468)	(3,044)
Business acquisition, net of cash acquired	0	0	0	(10,540)
Purchase of land use rights	(68)	(431)	0	0
Purchase of intangible assets	(568)	(3,599)	(19,197)	(6,880)
Net cash provided by (used in) investing activities	(22,612)	(143,383)	(154,390)	15,105
Financing activities:
Restricted bank deposits	0	0	0	500
Proceeds from short-term borrowings	16,559	105,000	20,000	191,900
Repayment of short-term borrowings	(14,193)	(90,000)	(85,900)	(186,290)
Proceeds from long-term borrowings	6,150	39,000
Repurchase of convertible notes	0	0	0	(117,896)
Acquisition of additional equity interest from non-controlling shareholders	0	0	0	(24,200)
Capital injection from a non-controlling shareholder	4,636	29,400	19,600	0
Dividends paid to non-controlling shareholders	0	0	(12,090)	(6,908)
Proceeds from exercise of share options	0	0	2,654	6,535
Net cash (used in) provided by financing activities	13,152	83,400	(55,736)	(136,359)
Net increase (decrease) in cash and cash equivalents	3,584	22,730	(172,669)	177,350
Cash and cash equivalents, beginning of year	20,492	129,942	299,672	121,255
Effect of exchange rate changes on cash and cash equivalents	19	117	2,939	1,067
Cash and cash equivalents, end of year	24,095	152,789	129,942	299,672
Supplemental disclosures of cash flow information:
Income taxes paid	93	589	6,990	652
Interest paid	635	4,029	1,469	8,539
Supplemental disclosure of non-cash investing activities:
Disposal of assets in lieu of payment for liabilities	286	1,814	0	0
Other current assets to be received from liquidation of a subsidiary	$ 0	0	45,236	0